SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION
16.	SEGMENT INFORMATION

As of March 31, 2021, the Company has three reportable segments: Owned Sports Properties, Events, Experiences & Rights, and Representation. The Company also reports the results for the “Corporate” group. The profitability measure employed by the Company’s chief operating decision maker for allocating resources and assessing operating performance is Adjusted EBITDA. Segment information is presented consistently with the basis for the year ended December 31, 2020. Summarized financial information for the Company’s reportable segments is shown in the following tables (in thousands):

Revenue

	Three Months Ended March 31,
	2020	2021
Owned Sports Properties	$232,167	$283,481
Events, Experiences & Rights	668,776	539,610
Representation	292,734	248,909
Eliminations	(3,280)	(2,418)

Total consolidated revenue	$1,190,397	$1,069,582

Reconciliation of segment profitability

	Three Months Ended March 31,
	2020	2021
Owned Sports Properties	$102,294	$145,549
Events, Experiences & Rights	69,123	39,050
Representation	68,613	61,483
Corporate	(54,492)	(46,616)

Adjusted EBITDA	185,538	199,466
Reconciling items:
Equity losses (income) of affiliates	38	(3,334)
Interest expense, net	(69,984)	(68,351)
Depreciation and amortization	(80,447)	(67,236)
Equity-based compensation expense	(7,771)	(16,491)
Merger, acquisition and earn-out costs	(10,162)	(10,985)
Certain legal costs	(2,802)	(3,952)
Restructuring, severance and impairment	(16,942)	(407)
Fair value adjustment - equity investments	(2,809)	7,799
COVID-19 related costs	(9,507)	—
Other	23,985	(13,577)

Income before income taxes and equity losses of affiliates	$9,137	$22,932

19. SEGMENT INFORMATION

Effective as of the quarter ended September 30, 2020, the Company completed an internal reorganization to align how the Company’s chief operating decision maker (“CODM”) manages the businesses. As a result of these changes, the Company now has the following three reportable segments: Owned Sports Properties, Events, Experiences & Rights, and Representation. The Company also continues to report the results for the “Corporate” group. All prior period amounts related to the segment change have been retrospectively reclassified to conform to the new presentation.

Owned Sports Properties consists of a portfolio of unique sports properties, including UFC, PBR and Euroleague Ventures S.A. (Euroleague), that license broadcast and other intellectual property rights and operate exclusive live events.

Events, Experiences & Rights consists of providing services to a diverse portfolio of live events annually, including sporting events, fashion, art fairs and music, culinary and lifestyle festivals. The Company owns and operates many of these events and operates other events on behalf of third parties. The Company also owns and operates the IMG Academy, an academic and sports training institution. Additionally, the Company produces and distributes sports video programming.

Representation consists of providing services to a diverse group of talent across entertainment, sports and fashion, including actors, directors, writers, athletes, models, musicians and other artists, in a variety of mediums, such as film, television, art, books and live events. The Company provides brand strategy, marketing, advertising, public relations, analytics, digital, activation and experiential services to corporate and other clients. Also, the Company provides intellectual property licensing services to a large portfolio of entertainment, sports and consumer product brands, including representing these clients in the licensing of their logos, trade names and trademarks. Additionally, the Company provides content development, production, financing, sales, and advisory services for television properties, documentaries, feature films and podcasts.

Corporate primarily consists of overhead, personnel costs and costs associated with corporate initiatives that are not fully allocated to the segments. Such expenses include compensation and other benefits for corporate office employees, rent, professional fees related to internal control compliance and monitoring, financial statement audits and legal, information technology and insurance that is managed through the Company’s corporate office.

The profitability measure employed by the Company’s CODM for allocating resources and assessing operating performance is Adjusted EBITDA. EBITDA is generally adjusted for equity-based compensation; merger, acquisition and earn-outs; certain legal costs and settlements; restructuring, severance and impairment charges; a non-cash fair value adjustment, COVID-19 expenses and certain other items. All segments follow the same accounting policies as described in Note 2. Revenue by geographic area is based on the location of the legal entity that sells the services.

Asset information by segment is not provided to the Company’s CODM as that information is not used in the determination of resource allocation or in assessing the performance of the Company’s segments. A significant portion of the Company’s assets represent goodwill and intangible assets arising from business combinations. Summarized financial information for the Company’s reportable segments is shown in the following tables (in thousands):

Revenue

	Years Ended December 31,
	2018	2019	2020
Owned Sports Properties	$772,732	$935,765	$952,624
Events, Experiences & Rights	1,551,222	1,984,221	1,593,509
Representation	1,306,129	1,673,796	943,873
Eliminations	(16,605)	(22,812)	(11,263)

Total consolidated revenue	$3,613,478	$4,570,970	$3,478,743

Reconciliation of segment profitability

	Years Ended December 31,
	2018	2019	2020
Owned Sports Properties	$271,186	$417,203	$457,589
Events, Experiences & Rights	125,326	146,888	59,224
Representation	333,618	375,061	211,977
Corporate	(179,044)	(205,649)	(145,240)

Adjusted EBITDA	551,086	733,503	583,550
Reconciling items:
Equity’ losses of affiliates	9,397	22,125	8,963
Interest expense, net	(277,200)	(270,944)	(284,586)
Depreciation and amortization	(365,959)	(280,749)	(310,883)
Equity-based compensation expense	(149,138)	(101,188)	(91,271)
Merger, acquisition and earn-out costs	(66,577)	(49,869)	(22,178)
Certain legal costs	(26,677)	(29,681)	(12,520)
Restructuring, severance and impairment	(38,363)	(42,441)	(271,868)
Fair value adjustment—equity investments	67,318	(11,759)	(469)
COVID-19 expenses	—	—	(13,695)
Other	(30,987)	(98,631)	58,240

Loss from continuing operations before income taxes and equity losses of affiliates	$(327,100)	$(129,634)	$(356,717)

Revenue by geographic area

	Years Ended December 31,
	2018	2019	2020
United States	$2,543,925	$3,035,635	$2,407,088
United Kingdom	823,524	1,227,487	966,836
Rest of world	246,029	307,848	104,819

Total revenue	$3,613,478	$4,570,970	$3,478,743

Long-lived assets by geographic area

	December 31,
	2019	2020
United States	$538,629	$528,249
United Kingdom	74,562	67,251
Rest of world	19,505	17,639

Total long-lived assets	$632,696	$613,139